Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Statement [Abstract]
Net sales	$ 241,007,000	1,472,045,000	1,397,861,000	1,324,952,000
Cost of products sold	(165,540,000)	(1,011,100,000)	(949,081,000)	(892,042,000)
Gross profit	75,467,000	460,945,000	448,780,000	432,910,000
Selling and administrative	(59,585,000)	(363,939,000)	(345,464,000)	(339,221,000)
Operating profit	15,882,000	97,006,000	103,316,000	93,689,000
Other income ( expense)
Other income, net	4,457,000	27,220,000	27,021,000	19,119,000
Interest income	290,000	1,771,000	1,693,000	1,163,000
Interest expense	(2,323,000)	(14,188,000)	(12,830,000)	(11,115,000)
Income before income taxes	18,306,000	111,809,000	119,200,000	102,856,000
Income taxes	(2,792,000)	(17,051,000)	(16,579,000)	(14,363,000)
Net income	15,514,000	94,758,000	102,621,000	88,493,000
Other comprehensive income (loss)
Foreign currency translation adjustment	(29,000)	(174,000)	(169,000)	(460,000)
Total comprehensive Income	$ 15,485,000	94,584,000	102,452,000	88,033,000
Earnings per share
-Basic (in dollars & RMB per share)	$ 1.02	6.32	6.32	5.47
-Diluted (in dollars & RMB per share)	$ 0.99	6.14	6.14	5.29
Weighted average number of shares
-Basic (in dollars & RMB per share)	16,232,381	16,232,381	16,230,165	16,170,107
-Diluted (in dollars & RMB per share)	16,633,683	16,633,683	16,711,192	16,717,277